COMMITMENTS - DSI Agreement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Mar. 11, 2021	Dec. 31, 2020	Jul. 14, 2020
Disclosure of classes of share capital [line items]
Agreement amount payable for acquisition of rights	$ 23,000		$ 26,000
Intangible assets	$ 71,644		$ 87,879
ADS | At-the-market equity offering program
Disclosure of classes of share capital [line items]
Number of shares issued	87,624		2,837,038
Net proceeds from issuing shares	$ 800
Movantik
Disclosure of classes of share capital [line items]
Intangible assets	12,500
Present value of future milestone payments	$ 10,500
Movantik | AstraZeneca AB
Disclosure of classes of share capital [line items]
Agreement amount payable for acquisition of rights		$ 16,000		$ 15,500
Movantik | DSI | ADS
Disclosure of classes of share capital [line items]
Number of shares issued	283,387
Financial component of issuance of stock	$ 2,000
Less than 1 year | Movantik | DSI
Disclosure of classes of share capital [line items]
Agreement amount payable for acquisition of rights	5,100
July 2022 | Movantik | DSI
Disclosure of classes of share capital [line items]
Agreement amount payable for acquisition of rights	5,000
July 2023 | Movantik | DSI
Disclosure of classes of share capital [line items]
Agreement amount payable for acquisition of rights	$ 5,000